As filed with the Securities and Exchange Commission

                                on March 5, 2001

                        Securities Act File No. 333-52900

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 /X/

                        SCUDDER INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, New York 10154
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

   Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
   Scudder Kemper Investments, Inc.            Dechert
   Two International Place                     Ten Post Office Square - South
   Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.



                      Title of Securities Being Registered:
                    Shares of Capital Stock ($.01 par value)
        of Scudder Pacific Opportunities Fund, a series of the Registrant


No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This Post-Effective No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Kemper Asian Growth Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on December 28, 2000.

                                     PART B

                        SCUDDER INTERNATIONAL FUND, INC.

 -------------------------------------------------------------------------------

                       Statement of Additional Information
                                  March 6, 2001

 -------------------------------------------------------------------------------

Acquisition of the Assets of     By and in Exchange for Shares of
Kemper Asian Growth Fund         Scudder Pacific Opportunities Fund, a series of
222 South Riverside Plaza        Scudder International Fund, Inc.
Chicago, IL 60606                (the "Acquiring Corporation")
                                 345 Park Avenue
                                 New York, NY 10154


         This Statement of Additional Information is available to the shareholders of Kemper Asian Growth Fund in connection with a proposed transaction whereby Scudder Pacific Opportunities Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper Asian Growth Fund in exchange for shares of the Scudder Pacific Opportunities Fund (the "Reorganization").

         This Statement of Additional Information of the Acquiring Corporation contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Corporation relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Pacific Opportunities Fund's statement of additional information offering Class A, Class B and Class C shares dated March 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on March 1, 2001 (File No. 811-00642 ) and is incorporated by reference herein.

2. Scudder Pacific Opportunities Fund's annual report to shareholders for the fiscal year ended October 31, 2000, which was previously filed with the Commission via EDGAR on December 27, 2000 (File No. 811-00642) and is incorporated by reference herein.

3. Kemper Asian Growth Fund's prospectus dated March 1, 2001, which was previously filed with the Commission via EDGAR on March 1, 2001 (File No. 811-07731) and is incorporated by reference herein.

4. Kemper Asian Growth Fund's statement of additional information dated March 1, 2001, which was previously filed with the Commission via EDGAR on March 1, 2001 (File No. 811-07731) and is incorporated by reference herein.

5. Kemper Asian Growth Fund's annual report to shareholders for the fiscal year ended November 30, 2000, which was previously filed with the Commission via EDGAR on February 2, 2001 (File No. 811-07731) and is incorporated by reference herein.

6. The financial statements and schedules of Scudder Pacific Opportunities Fund and Kemper Asian Growth Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2001 relating to the Reorganization may be obtained by writing Kemper Asian Growth Fund at 222 South Riverside Drive, Chicago, IL 60606 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                            PART C. OTHER INFORMATION


Item 15. Indemnification.

                  A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation states as follows:

                  Tenth:   Liability and Indemnification

                           To the  fullest  extent  permitted  by  the  Maryland
                  General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                           The   Corporation,   including  its   successors  and
                  assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                           The Corporation  may purchase and maintain  insurance
                  on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                           The rights  provided  to any  person by this  Article
                  shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                           Nothing   in  these   Articles   of   Amendment   and
                  Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

                  Article V of Registrant's Amended and Restated By-Laws states as follows:

                                    ARTICLE V

                          INDEMNIFICATION AND INSURANCE

                                    Section 1.  Indemnification of Directors and
                  Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

                                    Section 2.  Advances.  Any current or former
                  Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in
                  Section 2(a)(19) of the 1940 act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

                                    Section 3. Procedure.  At the request of any
                  current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in fore, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

                                    Section 4.  Indemnification of Employees and
                  Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or thereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

                                    Section 5. Other Rights. The indemnification
                  provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                                    Section   6.   Constituent,   Resulting   or
                  Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

 Item 16.        Exhibits.
 -------         --------

                 (1)          (a)(1)       Articles of Amendment and Restatement of the Registrant as of January
                                           24, 1991.  (Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on form N-1A, as amended (the
                                           "Registration Statement").)

                              (a)(2)       Articles Supplementary dated September 17, 1992.  (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration
                                           Statement.)

                              (a)(3)       Articles Supplementary dated December 1, 1992.  (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration
                                           Statement.)

                              (a)(4)       Articles Supplementary dated August 3, 1994.  (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              (a)(5)       Articles Supplementary dated February 20, 1996.  (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 46 to the
                                           Registration Statement.)

                              (a)(6)       Articles Supplementary dated September 5, 1996.  (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 52 to the
                                           Registration Statement.)

                              (a)(7)       Articles Supplementary dated December 12, 1996.  (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration
                                           Statement.)

                              (a)(8)       Articles Supplementary dated March 3, 1997.  (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                              (a)(9)       Articles Supplementary dated December 23, 1997.  (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration
                                           Statement.)

                              (a)(10)      Articles Supplementary dated March 2,1998.  (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement.)

                              (a)(11)      Articles Supplementary dated March 31, 1998.  (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement.)

                              (a)(12)      Articles of Transfer from Scudder Institutional Fund, Inc. dated April
                                           3, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                              (a)(13)      Articles Supplementary dated June 7, 1999.  (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                              (a)(14)      Articles Supplementary dated March 31, 2000.  (Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement.)

                 (2)          (b)(1)       Amended and Restated By-Laws of the Registrant dated March 4, 1991.
                                           (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                           Registration Statement.)



                              (b)(2)       Amended and Restated By-Laws of the Registrant dated September 20, 1991.
                                           (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                           Registration Statement.)

                              (b)(3)       Amended and Restated By-Laws of the Registrant dated December 12, 1991.
                                           (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                           Registration Statement.)

                              (b)(4)       Amended and Restated By-Laws of the Registrant dated September 4, 1996.
                                           (Incorporated by reference to Post-Effective Amendment No. 55 to the
                                           Registration Statement.)

                              (b)(5)       Amended and Restated By-Laws of the Registrant dated December 3, 1997.
                                           (Incorporated by reference to Post-Effective Amendment No. 59 to the
                                           Registration Statement.)

                              (b)(6)       Amended and Restated By-Laws of the Registrant dated February 7, 2000 is incorporated by reference to Post-Effective Amendment No. 80 to the
                                           Registration Statement.

                 (3)                       Inapplicable.

                 (4)                       Form of Agreement and Plan of Reorganization is filed herein as Exhibit
                                           A to Part A.

                 (5)                       Inapplicable.

                 (6)          (d)(1)       Investment Management Agreement between the Registrant, on behalf of
                                           Scudder International Fund, and Scudder Kemper Investments, Inc. dated
                                           September 7, 1998.  (Incorporated by reference to Post-Effective
                                           Amendment No. 67 to the Registration Statement.)

                              (d)(2)       Investment Management Agreement between the Registrant, on behalf of
                                           Scudder Latin America Fund, and Scudder Kemper Investments, Inc. dated
                                           September 7, 1998.  (Incorporated by reference to Post-Effective
                                           Amendment No. 67 to the Registration Statement.)

                              (d)(3)       Investment Management Agreement between the Registrant, on behalf of
                                           Scudder Pacific Opportunities Fund, and Scudder Kemper Investments, Inc.
                                           dated September 7, 1998.  (Incorporated by reference to Post-Effective
                                           Amendment No. 67 to the Registration Statement.)

                              (d)(4)       Investment Management Agreement between the Registrant, on behalf of
                                           Scudder Greater Europe Growth Fund, and Scudder Kemper Investments, Inc.
                                           dated September 7, 1998.  (Incorporated by reference to Post-Effective
                                           Amendment No. 67 to the Registration Statement.)

                              (d)(5)       Investment Management Agreement between the Registrant, on behalf of
                                           Scudder Emerging Markets Growth Fund, and Scudder Kemper Investments,
                                           Inc. dated September 7, 1998.  (Incorporated by reference to
                                           Post-Effective Amendment No. 67 to the Registration Statement.)

                              (d)(6)       Investment Management Agreement between the Registrant, on behalf of
                                           Scudder International Growth and Income Fund, and Scudder Kemper
                                           Investments, Inc. dated September 7, 1998.  (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                              (d)(7)       Investment Management Agreement between the Registrant, on behalf of
                                           Scudder International Value Fund, and Scudder Kemper Investments, Inc.
                                           dated September 7, 1998.  (Incorporated by reference to Post-Effective
                                           Amendment No. 67 to the Registration Statement.)

                              (d)(8)       Investment Management Agreement between the Registrant, on behalf of
                                           Scudder International Growth Fund, and Scudder Kemper Investments, Inc.
                                           dated September 7, 1998.  (Incorporated by reference to Post-Effective
                                           Amendment No. 67 to the Registration Statement.)

                              (d)(9)       Form of Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, Inc. and Scudder Kemper
                                           Investments, Inc. dated August 28, 2000.  (Incorporated by reference to
                                           Post-Effective Amendment No. 80 to the Registration Statement.)

                              (d)(10)      Amended and Restated Investment Management Agreement between the
                                           Registrant, on behalf of Scudder Pacific Opportunities Fund and Scudder
                                           Kemper Investments, Inc. dated May 8, 2000.  (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                 (7)          (e)(1)       Underwriting Agreement between the Registrant and Scudder Investor
                                           Services, Inc. dated September 7, 1998.  (Incorporated by reference to
                                           Post-Effective Amendment No. 67 to the Registration Statement.)

                              (e)(2)       Underwriting Agreement between the Registrant and Scudder Investor
                                           Services, Inc. dated May 8, 2000.  (Incorporated by reference to
                                           Post-Effective Amendment No. 80 to the Registration Statement.)

                 (8)                       Inapplicable.

                 (9)          (g)(1)       Custodian Contract between the Registrant, on behalf of Scudder Latin
                                           America Fund, and Brown Brothers Harriman & Co. dated November 25,
                                           1992.  (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              (g)(2)       Custodian Contract between the Registrant, on behalf of Scudder Pacific
                                           Opportunities Fund, and Brown Brothers Harriman & Co. dated November 25,
                                           1992.  (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              (g)(3)       Custodian Contract between the Registrant, on behalf of Scudder Greater
                                           Europe Growth Fund, and Brown Brothers Harriman & Co. dated October 10,
                                           1994.  (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                              (g)(4)       Custodian Contract between the Registrant and Brown Brothers Harriman &
                                           Co. dated March 7, 1995.  (Incorporated by reference to Post-Effective
                                           Amendment No. 55 to the Registration Statement.)

                              (g)(5)       Fee schedule for Exhibit (9)(g)(4).  (Incorporated by reference to
                                           Post-Effective Amendment No. 55 to the Registration Statement.)

                              (g)(6)       Master Subcustodian Agreement between Brown Brothers Harriman & Co. and
                                           Morgan Guaranty Trust Company of New York, Brussels office, dated
                                           November 15, 1976.  (Incorporated by reference to Post-Effective
                                           Amendment No. 56 to the Registration Statement.)

                              (g)(7)       Fee schedule for Exhibit (9)(g)(6).  (Incorporated by reference to
                                           Post-Effective Amendment No. 56 to the Registration Statement.)

                              (g)(8)       Subcustodian Agreement between Brown Brothers Harriman & Co. and The
                                           Bank of New York, London office, dated January 30, 1979. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration
                                           Statement.)

                              (g)(9)       Fee schedule for Exhibit (9)(g)(8).  (Incorporated by reference to
                                           Post-Effective Amendment No. 56 to the Registration Statement.)

                              (g)(10)      Master Subcustodian Agreement between Brown Brothers Harriman & Co. and
                                           The Chase Manhattan Bank, N.A., Singapore office, dated June 9, 1980.
                                           (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                           Registration Statement.)

                              (g)(11)      Fee schedule for Exhibit (9)(g)(10).  (Incorporated by reference to
                                           Post-Effective Amendment No. 56 to the Registration Statement.).

                              (g)(12)      Master Subcustodian Agreement between Brown Brothers Harriman & Co. and
                                           The Chase Manhattan Bank, N.A., Hong Kong office, dated June 4, 1979.
                                           (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                           Registration Statement.)

                              (g)(13)      Fee schedule for Exhibit (9)(g)(12).  (Incorporated by reference to
                                           Post-Effective Amendment No. 56 to the Registration Statement.)

                              (g)(14)      Master Subcustodian Agreement between Brown Brothers Harriman & Co. and
                                           Citibank, N.A., New York office, dated July 16, 1981.  (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration
                                           Statement.)

                              (g)(15)      Fee schedule for Exhibit (9)(g)(14).  (Incorporated by reference to
                                           Post-Effective Amendment No. 56 to the Registration Statement.)

                 (10)         (a)          Rule 12(b)-1 and Administrative Services Plan with respect to Scudder
                                           International Fund Class R shares.  (Incorporated by reference to
                                           Post-Effective Amendment No. 72 to the Registration Statement.)

                              (b)(1)       Plan with respect to Scudder International Fund pursuant to Rule 18f-3.
                                           (Incorporated by reference to Post-Effective Amendment No. 58 to the
                                           Registration Statement.)

                              (b)(2)       Amended Plan with respect to Scudder International Fund pursuant to Rule
                                           18f-3 dated June 7, 1999.  (Incorporated by reference to Post-Effective
                                           Amendment No. 72 to the Registration Statement.)

                              (b)(3)       Plan with respect to Scudder Latin America Fund pursuant to Rule 18f-3.
                                           (Incorporated by reference to Post-Effective Amendment No. 80 to the
                                           Registration Statement.)

                              (b)(4)       Plan with respect to Scudder Pacific Opportunities Fund pursuant to Rule
                                           18f-3.  (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                              (b)(5)       Plan with respect to Scudder Greater Europe Growth Fund pursuant to Rule
                                           18f-3.  (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                              (b)(6)       Plan with respect to Scudder Emerging Markets  Growth Fund pursuant to Rule
                                           18f-3.  (Incorporated by reference by Post-Effective Amendment No.
                                           80 to the Registration Statement.)

                              (b)(7)       Amended and Restated Plan with respect to Scudder International Fund pursuant to Rule 18f-3.  (Incorporated by reference to Post-Effective
                                           Amendment No. 80 to the Registration Statement.)

                              (b)(8)       Amended and Restated Plan with respect to Scudder Pacific Opportunities
                                           Fund pursuant to Rule 18f-3.  (Incorporated by reference to
                                           Post-Effective Amendment No. 80 to the Registration Statement.)

                              (b)(9)       Amended and Restated Plan with respect to Scudder Latin America Fund pursuant to Rule 18f-3.  (Incorporated by reference to Post-Effective
                                           Amendment No. 80 to the Registration Statement.)

                              (b)(10)      Amended and Restated Plan with respect to Scudder Greater Europe Growth
                                           Fund pursuant to Rule 18f-3.  (Incorporated by reference to
                                           Post-Effective Amendment No. 80 to the Registration Statement.)

                              (b)(11)      Amended and Restated Plan with respect to Scudder Emerging Markets
                                           Growth Fund pursuant to Rule 18f-3.  (Incorporated by reference to
                                           Post-Effective Amendment No. 80 to the Registration Statement.)

                              (b)(12)      Amended and Restated Plan with respect to Scudder International Fund pursuant to Rule 18f-3.  (Incorporated by reference to Post-Effective
                                           Amendment No. 80 to the Registration Statement.)

                              (b)(13)      Scudder Funds Amended and Restated Multi-Distribution System Plan.
                                           (Incorporated by reference to the Registrant's Registration Statement on
                                           Form N-14 filed December 28, 2000.)

                 (11)                      Opinion and Consent of Dechert. (Incorporated by reference to the
                                           Registrant's Registration Statement on Form N-14 filed on December 28,
                                           2000.)

                 (12)                      Opinion and Consent of Willkie, Farr & Gallagher is to be filed by post-effective amendment.

                 (13)         (h)(1)       Transfer Agency and Service Agreement between the Registrant and Scudder
                                           Service Corporation dated October 2, 1989.  (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              (h)(2)       Fee schedule for Exhibit (13)(h)(1).  (Incorporated by reference to
                                           Post-Effective Amendment No. 56 to the Registration Statement.)

                              (h)(3)       Service Agreement between Copeland Associates, Inc. and Scudder Service
                                           Corporation dated June 8, 1995.  (Incorporated by reference to
                                           Post-Effective Amendment No. 45 to the Registration Statement.)

                              (h)(4)       Letter Agreement between the Registrant and Cazenove, Inc. dated
                                           January 23, 1978, with respect to the pricing of securities.
                                           (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                           Registration Statement.)

                              (h)(5)       COMPASS and TRAK 2000 Service Agreement between the Registrant and
                                           Scudder Trust Company dated October 1, 1995.  (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective Amendment No. 47 to the
                                           Registration Statement.)

                              (h)(6)       Shareholder Services Agreement between the Registrant and Charles Schwab
                                           & Co., Inc. dated June 1, 1990.  (Incorporated by reference to
                                           Post-Effective Amendment No. 56 to the Registration Statement.)

                              (h)(7)       Administrative Services Agreement between the Registrant and McGladrey &
                                           Pullen, Inc. dated September 30, 1995.  (Incorporated by reference to
                                           Exhibit 9(d)(2) to Post-Effective Amendment No. 47 to the Registration
                                           Statement.)

                              (h)(8)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                           Scudder Greater Europe Growth Fund, and Scudder Fund Accounting
                                           Corporation dated October 10, 1994.  (Incorporated by reference to
                                           Post-Effective Amendment No. 44 to the Registration Statement.)

                              (h)(9)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                           Scudder International Fund, and Scudder Fund Accounting Corporation
                                           dated April 12, 1995.  (Incorporated by reference to Post-Effective
                                           Amendment No. 45 to the Registration Statement.)

                              (h)(10)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                           Scudder Latin America Fund dated May 17, 1995.  (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective Amendment No. 47 to the
                                           Registration Statement.)

                              (h)(11)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                           Scudder Pacific Opportunities Fund dated May 5, 1995.  (Incorporated by reference to Exhibit 9(e)(4) to Post-Effective Amendment No. 47 to the
                                           Registration Statement.)

                              (h)(12)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                           Scudder Emerging Markets Growth Fund dated May 8, 1996.  (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective Amendment No. 49 to
                                           the Registration Statement.)

                              (h)(13)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                           Scudder International Growth and Income Fund dated June 3, 1997.
                                           (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                           Registration Statement.)

                              (h)(14)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                           Scudder International Growth Fund dated June 30, 1998.  (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration
                                           Statement.)

                              (h)(15)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                           Scudder International Value Fund dated June 30, 1998.  (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration
                                           Statement.)

                              (h)(16)      Administrative Services Agreement between Scudder International Fund,
                                           Inc., on behalf of Scudder International Fund, and Scudder Investors
                                           Service Company.  (Incorporated by reference to Post-Effective Amendment
                                           No. 72 to the Registration Statement.)

                              (h)(17)      Fee schedule for Exhibit (13)(h)(16).  (Incorporated by reference to
                                           Post-Effective Amendment No. 72 to the Registration Statement.)

                              (h)(18)      Agency Agreement between Scudder International Fund, Inc., and Kemper
                                           Service Company dated June 7, 1999.  (Incorporated by reference to
                                           Post-Effective Amendment No. 72 to the Registration Statement.)

                              (h)(19)      Form of Administrative Agreement between the Registrant on behalf of
                                           Scudder International Fund, Inc. and Scudder Kemper Investments, Inc.
                                           dated October 2, 2000.  (Incorporated by reference to Post-Effective
                                           Amendment No. 80 to the Registration Statement.)

                 (14)                      Consents of Independent Accountants related to Scudder Pacific
                                           Opportunities Fund.  (Incorporated by reference to the Registrant's
                                           Registration Statement on Form N-14 filed on December 28, 2000.)

                                           Consent  of  Independent  Accountants related to Kemper  Asian  Growth Fund is filed herewith.
                 (15)                      Inapplicable.

                 (16)                      Powers of Attorney. (Incorporated by reference to the Registrant's
                                           Registration Statement on Form N-14 filed on December 28, 2000.)

                 (17)                      Form of Proxy. (Incorporated by reference to the Registrant's
                                           Registration Statement on Form N-14 filed on December 28, 2000.)


Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Global/International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of March, 2001.

                                        GLOBAL/INTERNATIONAL FUND, INC.



                                        By:    /s/ Linda C. Coughlin
                                          ------------------------------
                                        Title:  President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                              President and Director                        March 5, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *                              Director                               March 5, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *                              Director                               March 5, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *                              Director                               March 5, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *                              Director                               March 5, 2001
---------------------------
Keith R. Fox

/s/ Joan E. Spero *                                       Director                               March 5, 2001
------------------
Joan E. Spero

/s/ Jean Gleason Stromberg*                               Director                               March 5, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *                              Director                               March 5, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *                              Director                               March 5, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                  March 5, 2001
---------------------------                               Accounting Officer)
John R. Hebble

         *By:     /s/ Joseph R. Fleming                                         March 5, 2001
                  --------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                             File No. 333-52900

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX

Exhibit 14                 Consent of Independent Auditors